Share capital and reserves	12 Months Ended
Dec. 31, 2024
Share capital and reserves
Share capital and reserves

12.Share capital and reserves

a)Authorized and issued

Unlimited common shares – 3,481,375 issued at December 31, 2024 (2023 – 1,998,848, 2022 – 1,670,071).

On November 10, 2023, the shares of the Company were consolidated on a 9:1 basis. Common shares, options, warrants and per share amounts have been adjusted for the 9:1 share consolidation unless otherwise noted.

b)Issuances

Year ended December 31, 2024:

On February 15 and March 4, 2024, the Company closed two tranches of a non-brokered offering of 899,717 common share units at a price of CAD $3.00 per common share unit for aggregate gross proceeds of $2,000,549 (CAD $2,699,151). Each common share unit consists of one common share and one warrant to purchase one common share at CAD $4.50 per common share for a period of two years, provided, however that, if, the common shares on the TSXV trade at greater than CAD $6.00 for 10 or more consecutive trading days, the warrants will be accelerated and the warrants will expire on the 30th business day following the date of notice.

The proceeds were allocated $1,205,

000 to the derivative warrant liability (Note 12(h)) and the residual $795,549 was allocated to common shares.

In connection with the offering, the Company paid finder’s fees of $97,241 , representing a 5% finder’s fee on certain subscriptions to qualified finders. The Company incurred additional cash share issuance costs of $367,195 including $166,344 deferred at December 31, 2023. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $185,405 recorded as a reduction of equity and $279,031 recorded as transaction costs on derivative warrant liability.

On March 25, 2024, the Company issued 5,000 common shares for the exercise of warrants at CAD $4.50 per share in the amount of $16,570 (CAD $22,500). An amount of $5,244 was transferred from derivative warrant liability to share capital as a result.

On October 18, 2024, the Company closed its registered direct offering and concurrent private placement for the purchase and sale of: (i) 320,000 common share units at a price of $1.85 per unit, with each unit consisting of one common share and one warrant to purchase one common share; and (ii) 490,810 pre-funded warrant units at a price of $1.84999 per pre-funded unit, with each pre-funded unit consisting of one pre-funded warrant to purchase one common share and one warrant to purchase one common share. Aggregate gross proceeds amounted to $1,499,993. The pre-funded warrants have an exercise price of $0.00001 per share and will terminate once exercised in full. The unit warrants are exercisable at an exercise price of $2.18 are immediately exercisable and expire five years from issuance.

In connection with the private placement, the Company incurred issuance costs of $370,276. The costs were recorded as a reduction of equity.

On November 21, 2024, the Company issued 257,810 common shares for the exercise of pre-funded warrants at US$0.00001 per share in the amount of $3. An amount of $359,211 was transferred from reserves to share capital as a result.

Year ended December 31,2023 :

On January 19, 2023, the Company issued 328,777 common shares for the exercise of pre-funded warrants at $0.0009 per share in the amount of $296. An amount of $531,885 was transferred from reserves to share capital as a result.

12.Share capital and reserves (continued)

Year ended December 31, 2022:

On October 7, 2022, the Company closed a public offering of: (i) 155,555 common share units (“Common Share Units”) at a price of $9.00 per Common Share Unit, with each Common Share Unit consisting of one common share and one warrant (“Warrant”) to purchase one common share; and (ii) 400,000 pre-funded warrant units (“Pre-Funded Units”) at a price of $8.9991 per Pre-Funded Unit, with each Pre-Funded Unit consisting of one pre-funded warrant (“Pre-Funded Warrant”) to purchase one common share and one Warrant to purchase one common share. Aggregate gross proceeds amounted to $4,999,640. The Pre-Funded Warrants have an exercise price of $0.0009 per share, and will terminate once exercised in full. The Warrants are exercisable at an exercise price of $10.98 per share expiring five years from the date of issuance.

The proceeds were allocated $3,714,757 to the derivative warrant liability (Note 12(h)) and the residual amounts of $359,868 and $925,015 were allocated to common shares and pre-funded warrants respectively.

In connection with the public offering, the Company incurred issuance costs of $1,067,153 and issued 27,777 underwriters warrants with a fair value of $185,738. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $317,301 recorded as a reduction of equity and $926,456 recorded as transaction costs on derivative warrant liability and pre-funded warrants.

On December 29, 2022, the Company issued 71,223 common shares for the exercise of Pre-Funded Warrants at $0.0009 per share in the amount of $64. An amount of $164,704 was transferred from reserves to share capital as a result.

c)Diluted Weighted Average Number of Shares Outstanding

	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Basic weighted average shares outstanding	2,878,514	1,981,734	1,479,914
Effect of outstanding securities	—	—	—
Diluted weighted average shares outstanding	2,878,514	1,981,734	1,479,914

During the years ended December 31, 2024, 2023 and 2022, the Company had a net loss, as such, the diluted loss per share calculation excludes any potential conversion of options and warrants that would decrease loss per share.

d)Common Share Purchase Warrants

A summary of the changes in warrants for the years ended December 31, 2024, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	569,655	$33.10
Granted – October 7, 2022	555,555	10.98
Balance, December 31, 2023 and 2022	1,125,210	$22.31
Granted – February 9, 2024	824,767	3.13	(1)
Granted – February 23, 2024	74,950	3.13	(1)
Granted – October 18, 2024	810,810	2.18
Exercised	(5,000)	3.13	(1)
Balance, December 31, 2024	2,830,737	$3.60

(1) Exercise price of CAD $4.50.

12.Share capital and reserves (continued)

d)Common Share Purchase Warrants (continued)

During the year ended December 31, 2024, the Company amended the exercise price of 1,125,210 common share purchase warrants that were issued pursuant to private placements that closed in February 2021, October 2021 and October 2022. Pursuant to the polices of the TSXV the terms of the warrants, as amended, will be subject to an acceleration expiry provision such that if for any 10 consecutive trading dates during the unexpired term of the warrants, the closing price of the Company’s shares on the exchange exceeds $6.50, the exercise period of the warrants will be reduced to 30 days, starting seven days after the last premium trading day. All other terms of the warrants remain unchanged.

At December 31, 2024, the weighted average contractual remaining life of the unexercised warrants was 2.58 years (2023 – 3.15 years).

The following table summarizes information on warrants outstanding at December 31, 2024:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
$5.00	198,333	February 9, 2026	1.11 years
$5.00	270,211	October 15, 2026	1.79 years
$5.00	101,111	October 15, 2026	1.79 years
$5.00	555,555	October 7, 2027	2.77 years
CAD $4.50	819,767	February 9, 2026	1.11 years
CAD $4.50	74,950	February 23, 2026	1.15 years
$2.18	810,810	October 18, 2029	4.80 years
Total	2,830,737		2.58 years

e)Pre-Funded Warrants

A summary of the changes in pre-funded warrants for the years ended December 31, 2024, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	—	—
Granted – October 7, 2022	400,000	$0.0009
Exercised	(71,223)	$0.0009
Balance, December 31, 2022	328,777	$0.0009
Exercised	(328,777)	$0.0009
Balance, December 31, 2023	—	—
Granted – October 18, 2024	490,810	$0.00001
Exercised	(257,810)	$0.00001
Balance, December 31, 2024	233,000	$0.00001

12.Share capital and reserves (continued)

f)Finders’ and Underwriters Warrants

A summary of the changes in finders’ and underwriters warrants for the years ended December 31, 2024, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2024, 2023 and 2022	50,298	$23.57

At December 31, 2024, the weighted average contractual remaining life of the unexercised finders’ and underwriters warrants was 2.24 years(2023 – 3.25 years).

The following table summarizes information on finders’ and underwriters warrants outstanding at December 31, 2024:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
CAD$42.30	6,377	February 9, 2026	1.11 years
$42.93	16,144	October 15, 2026	1.79 years
$10.98	27,777	October 7, 2027	2.77 years
Total	50,298		2.24 years

g)	Stock Options

The Company has an incentive Stock Option Plan (the “Plan”) for directors, officers, employees, and consultants, under which the Company may issue stock options to purchase common shares of the Company provided that the amount of incentive stock options which may be granted and outstanding under the Plan at any time shall not exceed 10% of the then issued and outstanding common shares of the Company.

The weighted average grant fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following data and assumptions:

	2024	2023	2022
Dividend yield	Nil	Nil	Nil
Annualized volatility	100%	100%	100%
Share price	CAD $3.82	CAD $2.90	CAD $15.50
Risk-free interest rate	3.47%	3.25%	2.81%
Expected life	5 years	5 years	5 years

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise.

Volatility is based on the available historical volatility of the Company’s share price, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

During the year ended December 31, 2024, the Company recorded share-based payments of $122,527 (2023 - $120,984; 2022 - $487,940), in respect of the vesting of granted options and options issued in prior years.

12.Share capital and reserves (continued)

g)    Stock Options (continued

A summary of the changes in stock options for the years ended December 31, 2024, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Options	Exercise price (CAD)
Balance, December 31, 2021	67,332	$27.89
Granted – January 12, 2022	14,162	22.86
Granted – June 6, 2022	43,866	14.40
Granted – November 25, 2022	7,776	12.42
Expired	(4,896)	28.67
Balance, December 31, 2022	128,240	$21.75
Granted – December 31, 2023	8,000	2.90
Expired	(32,318)	33.65
Balance, December 31, 2023	103,922	$16.60
Granted – March 4, 2024	39,483	4.50
Granted – April 8, 2024	8,000	5.00
Granted – December 18, 2024	13,000	1.75
Expired	(16,642)	22.22
Balance, December 31, 2024	147,763	$10.80
Vested and exercisable, December 31, 2024	109,807	$12.98

The weighted average contractual remaining life of the unexercised options was 3.02 years (2023 - 3.04 years).

The following table summarizes information on stock options outstanding at December 31, 2024:

	Number	Number		Remaining
Exercise Price (CAD)	Outstanding	Exercisable	Expiry Date	Contractual Life
$14.76	14,669	14,669	June 23, 2025	0.48 years
$16.92	2,366	2,366	May 12, 2026	1.36 years
$21.69	4,732	4,732	July 14, 2026	1.53 years
$22.86	7,262	7,262	December 21, 2026	1.97 years
$22.86	9,163	8,908	January 12, 2027	2.03 years
$14.40	37,200	35,444	June 6, 2027	2.43 years
$12.42	5,554	3,856	November 25, 2027	2.90 years
$2.90	8,000	8,000	December 31, 2028	4.00 years
$4.50	37,817	16,570	March 4, 2029	4.18 years
$5.00	8,000	8,000	April 8, 2029	4.27 years
$1.75	13,000	—	December 18, 2029	4.97 years
	147,763	109,807

12.Share capital and reserves (continued)

h)Derivative Warrant Liability

During the years ended December 31, 2024, 2022 and 2021, the Company issued warrants which were recorded as derivative financial liabilities as the exercise price was denominated in a currency other than the functional currency of the Company and in certain situations allow the holder to exercise the warrants on a cashless basis and therefore may be settled other than by the exchange of a fixed amount of cash. Under the cashless exercise option, the holders of these warrants may elect to settle the warrants on a cashless basis if the common shares are not subject to an effective registration statement at the time the holder wishes to exercise them. A contract that may be settled by a single net payment (generally referred to as net cash settled or net equity settled) is a financial liability and not an equity instrument.

These warrants are revalued at each reporting period and any gain or loss is recorded in profit or loss.

Effective January 1, 2023,with the change in functional currency of the Company to USD, the exercise price of warrants denominated in CAD is now denominated in a currency different than the functional currency of the Company and therefore these warrants now meet the definition of a derivative financial liability. Accordingly, all CAD denominated warrants recorded as equity instruments on January 1, 2023, were reclassified to derivative warrant liabilities at their estimated fair value as of that date.

The fair value of the warrants issued during the year ended December 31, 2024 with an exercise price denominated in CAD was estimated at $1,205,000 on the date of grant using the Black-Scholes option pricing model with the following data and assumptions:

2024
Dividend yield	Nil
Annualized volatility	130-135%
Share price	CAD $3.03 – CAD$3.40
Risk-free interest rate	4.28% – 4.33%
Expected life	2 years

The balance of the derivative warrant liabilities (level 3) is as follows:

Balance at December 31, 2022	$3,854,403
Reclassified from reserves	318,000
Fair value adjustment	(3,641,403)
Balance at December 31, 2023	$531,000
Warrants issued February 9, 2024	1,102,000
Warrants issued February 23, 2024	103,000
Warrants exercised	(5,244)
Reclassified to reserves	(123,651)
Fair value adjustment	(1,035,105)
Balance at December 31, 2024	$572,000

12.Share capital and reserves (continued)

h)Derivative Warrant Liability (continued)

Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2024, 2023 and 2022 are as follows:

	December 31,	December 31,	December 31,
	2024	2023	2022
Share price	$1.13	$2.31	$7.29
Risk-free interest rate	2.92%	3.25%-3.91%	3.55%
Dividend yield	0%	0%	0%
Expected volatility	94%-134%	100%	100%
Remaining term (in years)	1.1-2.8	2.1-3.8	3.8-4.8

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.

Management has assessed the revised interpretive guidance in accordance with IAS 1 Presentation of Financial Statements Amendments effective for annual periods beginning on or after January 1, 2024 with respect to its derivative warrant liability and determined those instruments meet the requirement to be classified as a current liability. Accordingly, the Company has reclassified derivative warrant liabilities of $531,000 on the consolidated statement of financial position as at December 31, 2023 to conform to the current period’s presentation. The change in presentation had no impact on net and comprehensive loss, or cash flows, or loss per share for the years ended December 31, 2024 and 2023. The change in presentation had no impact on total assets, total liabilities or shareholders equity as at December 31, 2023.

The Company identified an immaterial error and revised the consolidated statement of cash flows for the year ended December 31, 2022 by $797,598 between operating activities and financing activities for cash share issuance costs. The change in presentation had no impact on net and comprehensive loss, or loss per share for the year ended December 31, 2022. The change in presentation had no impact on total assets, total liabilities or shareholders equity as at December 31, 2022.